Merger with Pivotal Investment Corporation II (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of reconciles the elements of the business combination
Cash – Pivotal’s trust and cash (net of redemption)	$231,975
Cash – PIPE	150,000
Less: transaction costs and advisory fees paid	(29,915)
Net Business Combination and PIPE financing	$352,060